Equity Instruments	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity Instruments	Equity Instruments
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following:

	As of December 31, 2021
	Authorized	Issued and Outstanding	Original issue price per share	Liquidation Preference	Carrying value
	(In thousands, except share and per share data)
Redeemable Convertible Preferred Stock	10,000,000	—	$—	$—	$—

	As of December 31, 2020
Redeemable Convertible Preferred Stock	Authorized	Issued and Outstanding	Original issue price per share	Liquidation Preference	Carrying value
	(In thousands, except share and per share data)
Series A	8,906,694	6,726,134	$2.928	$19,696	$17,030
Series B	10,385,804	8,386,456	$3.851	32,300	32,176
Series C	8,848,760	8,399,058	$5.524	46,400	39,378
Series D	97,278,007	94,222,735	$0.375	35,366	35,120
	125,419,265	117,734,383		$133,762	$123,704
As of December 31, 2021, there were no issued and outstanding redeemable convertible preferred stock. As of December 31, 2020, redeemable convertible preferred stock totaling 117,734,383 shares were convertible into 147,876,672 shares of common stock.
Conversion of Redeemable Convertible Preferred Stock into Common Stock at a conversion ratio of 3:1 and Issuance of Series D Redeemable Convertible Preferred Stock
In March and early April 2020, the Company notified the existing holders of the redeemable convertible preferred stock of (i) a planned initial closing of Legacy Velo3D Series D redeemable convertible preferred stock and (ii) the amount assigned to each of them based on their pro rata holdings in the Company’s outstanding equity on a fully diluted basis. In addition, these existing holders were notified that, as a condition of the Legacy Velo3D Series D redeemable convertible preferred stock financing, the Company would amend its articles to implement a special mandatory conversion provision if the holders failed to invest their pro rata amount in such initial financing of Legacy Velo3D Series D redeemable convertible preferred stock.
On April 13, 2020, in connection with the Company’s issuance of Legacy Velo3D Series D redeemable convertible preferred stock, the Company amended its articles to implement the special mandatory conversion provision and, contemporaneously, certain existing holders of redeemable convertible preferred stock who failed to invest their full pro rata amount or did not participate in the financing were automatically converted into the Company’s common stock at a conversion ratio of three to one. The amendment and forced conversion were recognized as an extinguishment of the redeemable convertible preferred stock.
As a result, 2,167,198 shares of Legacy Velo3D Series A redeemable convertible preferred stock, 1,999,348 shares of Legacy Velo3D Series B redeemable convertible preferred stock and 289,702 shares of Legacy Velo3D Series C redeemable convertible preferred stock were converted into 1,210,513 shares of Legacy Velo3D common stock. The carrying value of the converted shares of the redeemable convertible preferred stock is $13.3 million, whereas the fair value of the shares of common stock issued in the conversion was $0.2 million. Because the fair value of the consideration transferred (i.e., the fair value of the shares of common stock issued) was less than the carrying amount of the shares of the redeemable convertible preferred stock surrendered, the Company recognized an extinguishment of the redeemable convertible preferred stock converted in the amount of $13.1 million. The $13.1 million was a deemed capital contribution to the holders of the Company’s common stock that was a decrease to the net loss attributable to common stockholders and a decrease to accumulated deficit. Accordingly, the Company recorded a decrease of $13.3 million to redeemable convertible preferred stock, and a corresponding increase of $0.2 million in additional paid-in capital and a decrease of $13.1 million in accumulated deficit.
In addition, on April 13, 2020, the Company issued 44,794,885 shares of Legacy Velo3D Series D redeemable convertible preferred stock at $0.37534 per share for gross proceeds of $16.8 million.
Common stock
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders but are not entitled to cumulative voting rights, have the right to appoint two directors to the Company’s Board of Directors, are entitled to receive ratably such dividends as may be declared by the Company’s Board of Directors out of funds legally available therefor subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock in the event of the Company’s liquidation, dissolution, or winding up, have no preemptive rights and no right to convert their common stock into any other securities, and have no redemption or sinking fund provisions applicable to the common stock.
Common Stock Reserved for Future Issuance
Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	December 31,
	2021	2020
	(share data)
Redeemable convertible preferred	—	147,876,672
Redeemable convertible preferred stock warrants	—	408,729

Common stock warrants	13,075,000	214,033
Restricted stock units issued and outstanding	4,041,346	—
Stock options issued and outstanding	21,191,226	21,471,321
Shares available for future grant under 2014 Equity Incentive Plan	—	5,887,008
Shares available for future grant under 2021 Equity Incentive Plan	17,533,471	—
Reserved for employee stock purchase plan	3,663,277	—
Total shares of common stock reserved	59,504,320	175,857,763
Shares available for future grant under the 2014 Equity Incentive Plan were cancelled and converted into the shares available for future grant under the 2021 Equity Incentive Plan upon consummation of the Merger. See Note 3, Reverse Recapitalization, for further discussion.
The shares available for future grant under the 2021 Equity Incentive Plan include un-exercised stock options (vested and unvested) and unvested restricted share units (RSUs) as of December 31, 2021.
Warrant liabilities
Warrants for common stock of 13,075,000 and 214,033 were exercisable 1-to-1 as of December 31, 2021 and 2020, respectively. Warrants - Common Stock are equity classified and recorded at fair value on the issue date without further remeasurement. Private Placement Warrants and Public Warrants on common stock (as defined below) are liability classified and recorded at fair value on the issue date with periodic remeasurement. Warrants for shares of common stock consisted of the following:

	December 31, 2021
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant	Fair Value on Issue Date per warrant	Fair Value on December 31, 2021
						(In thousands)
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	4,450,000	$11.50	$2.00	$7,387
Public Warrants - Common Stock	12/02/2020	09/29/2026	8,625,000	$11.50	$3.30	$14,318
			13,075,000			$21,705

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrant	Exercise Price per warrant	Fair Value on Issue Date per warrant
Warrants - Common Stock	12/02/2015	12/02/2025	11,132	$0.87	$0.70
Warrants - Common Stock	07/02/2018	07/02/2028	40,715	$2.47	$2.00
Warrants - Common Stock	12/17/2020	12/17/2030	162,186	$0.18	$0.17
Total outstanding			214,033
__________________
(1)Legacy Velo3D Warrants - Common Stock: As of December 31, 2020, warrants on common stock are equity classified and recorded at fair value on the issue date without further remeasurement.
Warrants - Common Stock
As part of the Merger, all Legacy Velo3D common stock warrants were exercised for shares of common stock in accordance with their terms for the number of exercisable shares, each adjusted using the Exchange Ratio. At that time, the Legacy Velo3D common stock warrants were remeasured and reclassified to Legacy Velo3D additional paid-in capital.
The level 3 fair value assumptions used in the Black-Scholes model to calculate fair value of the warrant for common stock granted during the year ended December 31, 2020 were as follows: volatility of 108.0%, term of 10 years, and risk-free interest rate of 0.9%.
Private Placement Warrants - Common Stock
Concurrently with JAWS Spitfire’s IPO, 4,450,000 Private Placement Warrants were issued to the Sponsor at $2.00 per unit. Each Private Placement Warrant is exercisable to purchase one share of Common Stock at a price of $11.50 per share. Subject to certain exceptions, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. As of December 31, 2021, the number of Private Placement Warrants issued was 4,450,000.
Public Warrants - Common Stock
In conjunction with the JAWS Spitfire IPO, 34,500,000 units were issued to public investors at $10.00 per unit. Each unit consisted of one JAWS Spitfire Class A ordinary share and one-fourth of one warrant. Each Public Warrant is exercisable to purchase share of Common Stock at $11.50 per share. As of December 31, 2021, the number of Public Warrants issued was 8,625,000.
Public Warrants may only be exercised for a whole number of shares. The Public Warrants became exercisable on December 7, 2021. The Public Warrants will expire 5 years after the completion of a Merger or earlier upon redemption or liquidation.
Private Placement Warrant and Public Warrant Liabilities - Common Stock
The issuance of the Private Placement Warrant and Public Warrant liabilities were accounted for upon the reverse recapitalization. See Note 3, Reverse Recapitalization, for further discussion. The liability for private placement and public warrants on common stock (carried at fair value) was as follows for the year ended December 31, 2021:

December 31,
2021
(In thousands)
Beginning Balance	$—
Reclassification of warrants liability upon the reverse recapitalization	21,051
(Loss)/gain on fair value of warrants	654
Ending Balance	$21,705
The liability associated with the Private Placement Warrants was subject to remeasurement at each balance sheet date using the Level 3 fair value inputs and the Public Warrants was subject to remeasured at each balance sheet date using Level 1 fair value inputs for the year ended December 31, 2021.
As of December 31, 2021, the fair value of the common stock warrant liabilities were estimated using the Monte-Carlo simulation. The fair value of the common stock warrants takes into account the traded stock price as the valuation date used as the underlying stock input, the contract terms, as well as multiple unobservable inputs such as risk-free interest rates, and expected volatility. As of December 31, 2020, the fair value of the common stock warrants were equity classified.
The fair value assumptions used in the Monte Carlo simulation model for the recurring valuation of the private placement common stock warrants and public common stock warrant liability were as follows:

Year ended December 31, 2021
Current stock price	$7.81
Expected volatility	40.5%
Risk-free interest rate	1.2%
Dividend yield	—%
Expected term (in years)	4.75
Expected volatility: The volatility is determined iteratively, such that the concluded value of the public warrant is equal to the traded price.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term: The expected term represents the period that the Company’s common stock warrants are expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the common stock warrants.
Redeemable Convertible Preferred Stock Warrants
For the year ended December 31, 2021, all warrants for redeemable preferred stock were converted prior to the Merger into 12,517 shares of Legacy Velo3D Series A redeemable convertible preferred stock and 114,285 shares of Legacy Velo3D Series C redeemable preferred stock. The shares of redeemable preferred stock were net settled and converted into Legacy Velo3D common stock for Series A on a 1:2.178 basis and Series C of 1:2.372 basis.
As of December 31, 2020, warrants for redeemable convertible preferred stock was 173,362. After the conversion to common stock and Exchange Ratio, the impact of dilution triggered by the warrants for redeemable convertible preferred stock if converted into common stock was 243,195 shares of common stock.

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrant	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25
Series C redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362
Warrants on redeemable convertible preferred stock were issued to lenders in connection with borrowings. The fair value on the date of issue is recorded as a debt issue cost (contra-liability) and a liability because the warrant was liability classified. The fair value of the warrants are remeasured each reporting period using Level 3 inputs with the increase or decrease recorded in other income (expense), net in the statements of operations.
The liability for warrants on redeemable convertible preferred stock (carried at fair value) was as follows for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
	(In thousands)
Beginning Balance	$181	$185
Loss/(gain) on fair value of warrants	4,484	(4)
Exercise of warrants (Redeemable preferred convertible stock)	(4,665)	—
Ending Balance	$—	$181
The warrants for shares of Legacy Velo3D Series A and Series C redeemable convertible preferred stock were converted to common stock warrants on September 29, 2021, immediately prior to the closing of the Merger. As of September 29, 2021 and December 31, 2020, the fair value of the redeemable convertible preferred stock warrant liability was estimated using an option pricing model that takes into account the contract terms as well as multiple unobservable inputs such as the aggregate equity value, risk-free interest rates, and expected volatility. The level 3 fair value assumptions used in the Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Year ended December 31, 2020
Expected volatility	35.0% - 45.0%
Risk-free interest rate	0.1% - 0.8%
Dividend yield	—
Expected volatility: As the Company was not publicly traded at the time the awards were granted, the expected volatility for the Company’s warrants was determined by using a review of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards and current market inputs.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term: The Company uses the simplified method available under U.S. GAAP to determine the expected term due to having insufficient history upon which to base an assumption about the term.
Contingent Earnout Liabilities
The contingent earnout liability is for Earnout Shares for pre-closing Legacy Velo3D equity holders (as defined in the Business Combination Agreement as holders of Legacy Velo3D shares, Legacy Velo3D warrants, Legacy Velo3D convertible notes and Legacy Velo3D options immediately prior to the closing date) (“Eligible Legacy Velo3D Equityholders”). The Eligible Legacy Velo3D Equityholders will be entitled to Earnout Shares, pursuant to which they will receive (i) 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $12.50 for 20 or more trading days in any 30 trading-day period, and (ii) an additional 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $15.00 for 20 or more trading days in any 30 trading-day period (the “Triggering Events”). The earnout is subject to a five-year earnout period and early trigger upon certain change of control events.
During the time period between Closing and the five-year anniversary of the Closing Date, Eligible Legacy Velo3D Equityholders may receive up to 21,758,148 shares of additional Common Stock, which is based on two tranches or 10,879,074 per tranche as noted above. The Earnout Shares issuable to holders of employee stock options are accounted as stock-based compensation expense as they are subject to forfeiture based on the satisfaction of certain employment conditions. See Note 18, Equity Incentive Plans & Stock Based Compensation, for further discussion.
The estimated fair value of the contingent earnout liabilities at the Closing Date was $120.8 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available. The change in fair value of contingent earnout liabilities are recognized in the consolidated statement of operations.
The rollforward for the contingent earnout liabilities was as follows as of December 31, 2021:

December 31,
2021
(In thousands)
Beginning Balance	$—
Reclassification of contingent earnout liability upon the reverse capitalization	120,763
Gain on fair value of contingent earnout liabilities	(9,275)
Ending Balance	$111,487
Assumptions used in the fair value of the contingent earnout liabilities are described below.

	Year ended December 31, 2021	Closing Date September 29, 2021
Current stock price	$7.81	$8.44
Expected volatility	52.5%	48.0%
Risk-free interest rate	1.2%	1.0%
Dividend yield	—%	—%
Expected Term (years)	4.75	5.0
Expected volatility: The expected volatility was derived from the implied volatility of Velo3D’s publicly traded warrants. The implied volatility is determined iteratively, such that the concluded value of the publicly traded warrant is equal to the traded price using a Monte Carlo Simulation. Additionally, the historical traded prices of the Guideline Public Comparables (“GPC”) are relied upon to calculate an estimate of volatility for the Company. Volatility for each comparable is calculated as the annualized standard deviation of continuously compounded returns. The selected GPC have been identified as comparables as they operate in a similar industry to that of Velo3D. An average of the two different volatility conclusions is utilized to arrive at the conclusion.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the earnout shares.